Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Segment Information
Reconciliation of Assets from Segment to Consolidated (Table)

	June 30, 2024	December 31, 2023

	(in millions)
Assets:
Retirement and Income Solutions	$221,990.7	$215,894.6
Benefits and Protection	43,644.7	42,889.7
Corporate (1)	(46.5)	985.8
Total consolidated assets	$265,588.9	$259,770.1
(1)	The inclusion of amounts not allocated to the segments, such as variation margin on derivatives, as well as other adjustments and inter-segment eliminations can result in negative assets for the Corporate segment.

	December 31, 2023	December 31, 2022

	(in millions)
Assets:
Retirement and Income Solutions	$215,894.6	$201,454.3
Benefits and Protection	42,889.7	39,301.9
Corporate	985.8	846.7
Total consolidated assets	$259,770.1	$241,602.9

Reconciliation of Operating Revenues and Pre-tax Operating Earnings (Losses) by Segment (Table)

	For the six months ended June 30,
	2024	2023

	(in millions)
Operating revenues by segment:
Retirement and Income Solutions (1)	$4,019.7	$3,289.8
Benefits and Protection:
Specialty Benefits	1,704.8	1,572.8
Life Insurance	541.5	652.5
Eliminations	(0.2)	(0.2)
Total Benefits and Protection	2,246.1	2,225.1
Corporate	38.8	52.3
Total segment operating revenues	6,304.6	5,567.2
Net realized capital gains (losses), net of related revenue adjustments	124.6	(132.7)
Revenues from exited business (2)	487.1	(416.7)
Market risk benefit derivative settlements	(22.7)	(23.1)
Total revenues per consolidated statements of operations	$6,893.6	$4,994.7

Pre-tax operating earnings (losses) by segment:
Retirement and Income Solutions	$512.6	$495.3
Benefits and Protection	235.8	215.6
Corporate	(2.6)	8.8
Total segment pre-tax operating earnings	745.8	719.7
Pre-tax net realized capital gains (losses), as adjusted (3)	89.0	(136.6)
Pre-tax income (loss) from exited business (4)	194.2	(526.3)
Adjustments related to equity method investments and noncontrolling interest	0.7	0.6
Income before income taxes per consolidated statements of operations	$1,029.7	$57.4
(1)	Reflects inter-segment revenues of $46.5 million and $28.6 million for the six months ended June 30, 2024 and 2023, respectively.

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Operating revenues by segment:
Retirement and Income Solutions(1)	$7,194.7	$5,881.4	$6,248.5
Benefits and Protection:
Specialty Benefits	3,226.1	2,981.6	2,706.8
Life Insurance	1,265.1	1,313.8	2,072.8
Eliminations	(0.8)	(0.2)	(0.2)
Total Benefits and Protection	4,490.4	4,295.2	4,779.4
Corporate	120.3	60.7	67.5
Total segment operating revenues	11,805.4	10,237.3	11,095.4
Net realized capital gains (losses), net of related revenue adjustments	(264.7)	153.2	105.1
Revenues from exited business (2)	(927.5)	4,414.8	—
Market risk benefit derivative settlements	(45.9)	(35.0)	(32.5)
Total revenues per consolidated statements of operations	$10,567.3	$14,770.3	$11,168.0

Pre-tax operating earnings (losses) by segment:
Retirement and Income Solutions	$1,062.1	$1,028.6	$1,123.8
Benefits and Protection	523.4	565.3	357.7
Corporate	6.6	(117.0)	(40.8)
Total segment pre-tax operating earnings	1,592.1	1,476.9	1,440.7
Pre-tax net realized capital gains (losses), as adjusted (3)	(334.7)	(50.4)	47.7
Pre-tax income (loss) from exited business (4)	(1,127.8)	4,296.8	—
Adjustments related to equity method investments and noncontrolling interest	19.6	62.2	24.3
Income before income taxes per consolidated statements of operations	$149.2	$5,785.5	$1,512.7
(1)	Reflects inter-segment revenues of $65.9 million, $27.2 million and $18.9 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Revenues from exited business (Table)

	For the six months ended June 30,
	2024	2023

	(in millions)
Revenues from exited business:
Change in fair value of funds withheld embedded derivative	$429.9	$(532.7)
Net realized capital gains on funds withheld assets	66.5	118.8
Amortization of reinsurance gain	2.1	2.9
Other impacts of reinsured business	(11.4)	(5.7)
Total revenues from exited business	$487.1	$(416.7)

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Revenues from exited business:
Change in fair value of funds withheld embedded derivative	$(1,085.7)	$3,652.8	$—
Net realized capital gains on funds withheld assets	165.0	749.4	—
Amortization of reinsurance gain	5.9	12.6	—
Other impacts of reinsured business	(12.7)	—	—
Total revenues from exited business	$(927.5)	$4,414.8	$—

Pre-tax net realized capital gains (losses), as adjusted from exited business (Table)

	For the six months ended June 30,
	2024	2023

	(in millions)
Net realized capital losses:
Net realized capital losses	$(71.1)	$(188.8)
Change in fair value of funds withheld embedded derivative and net realized capital gains on funds withheld assets	109.9	—
Derivative and hedging-related revenue adjustments	49.3	19.1
Market value adjustments to fee revenues	0.1	0.2
Certain variable annuity fees	36.2	36.8
Other adjustments	0.2	—
Net realized capital gains (losses), net of related revenue adjustments	124.6	(132.7)
Amortization of actuarial balances	(0.3)	0.1
Capital losses distributed	0.1	0.5
Derivative and hedging-related expense adjustments	(0.2)	0.1
Market value adjustments of market risk benefits	(25.1)	(12.9)
Market value adjustments of embedded derivatives	(10.1)	8.3
Pre-tax net realized capital gains (losses), as adjusted (a)	$89.0	$(136.6)
(a)	As adjusted before noncontrolling interest capital gains (losses).

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Net realized capital gains (losses)	$(154.7)	$83.3	$112.1
Derivative and hedging-related revenue adjustments	59.6	(6.7)	(86.9)
Market value adjustments to fee revenues	1.3	0.7	(0.6)
Certain variable annuity fees	73.3	75.9	80.5
Change in fair value of funds withheld embedded derivative and net realized capital losses on funds withheld assets	(244.2)	—	—
Net realized capital gains (losses), net of related revenue adjustments	(264.7)	153.2	105.1
Amortization of deferred acquisition costs and other actuarial balances	(0.1)	(0.1)	9.7
Capital (gains) losses distributed	2.5	0.5	(0.5)
Derivative and hedging-related expense adjustments	1.8	—	—
Market value adjustments of market risk benefits	(75.9)	(163.1)	(52.7)
Market value adjustments of embedded derivatives	1.7	(40.9)	(13.9)
Pre-tax net realized capital gains (losses), as adjusted (a)	$(334.7)	$(50.4)	$47.7
(a)	As adjusted before noncontrolling interest capital gains (losses).

Pre-tax income (loss) from exited business (Table)

	For the six months ended June 30,
	2024	2023

	(in millions)
Pre-tax income (loss) from exited business
Change in fair value of funds withheld embedded derivative	$429.9	$(532.7)
Net realized capital gains on funds withheld assets	66.5	118.8
Amortization of reinsurance loss (a)	(427.7)	(42.4)
Other impacts of reinsured business (a)	125.5	(70.0)
Total pre-tax income (loss) from exited business	$194.2	$(526.3)
(a)	Includes the one-time impact of YRT reinsurance transactions in 2024.

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Pre-tax income (loss) from exited business:
Change in fair value of funds withheld embedded derivative	$(1,085.7)	$3,652.8	$—
Net realized capital gains on funds withheld assets	165.0	749.4	—
Strategic review costs and impacts	—	74.4	—
Amortization of reinsurance loss	(68.7)	(56.7)	—
Other impacts of reinsured business	(138.4)	(123.1)	—
Total pre-tax income (loss) from exited business	$(1,127.8)	$4,296.8	$—

Reconciliation of Other Significant Reconciling Items from Segments to Consolidated (Table)

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Income tax expense (benefit) by segment:
Retirement and Income Solutions	$134.2	$111.2	$135.0
Benefits and Protection	95.0	108.7	68.6
Corporate	(13.3)	(8.1)	(14.4)
Total segment income taxes from operating earnings	215.9	211.8	189.2
Tax benefit related to net realized capital losses, as adjusted	(66.5)	(13.7)	7.4
Tax expense (benefit) related to exited business (1)	(236.8)	907.9	—
Total income taxes (benefits) per consolidated statements of operations	$(87.4)	$1,106.0	$196.6

Income tax expense related to exited business (Table)

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Income tax expense (benefit) related to exited business:
Change in fair value of funds withheld embedded derivative	$(228.0)	$767.1	$—
Net realized capital gains on funds withheld assets	34.7	157.4	—
Strategic review costs and impacts	—	21.2	—
Amortization of reinsurance loss	(14.4)	(11.9)	—
Other impacts of reinsured business	(29.1)	(25.9)	—
Total income tax expense (benefit) related to exited business	$(236.8)	$907.9	$—

Reconciliation of Depreciation and Amortization Expense from Segments to Consolidated (Table)

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Depreciation and amortization expense by segment:
Retirement and Income Solutions	$57.2	$58.0	$53.0
Benefits and Protection	19.2	18.9	19.3
Corporate	5.0	5.3	9.8
Total segment depreciation and amortization expense included in pre-tax operating earnings	81.4	82.2	82.1
Depreciation and amortization expense related to exited business	—	26.9	—
Total depreciation and amortization expense included in our consolidated statements of operations	$81.4	$109.1	$82.1